Financial risk management - Interest rate risk management (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 09, 2020	Jan. 02, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial risk management
Long-term debt	$ 4,513,503			$ 4,549,575	$ 4,593,223
Interest rate risk
Financial risk management
Long-term debt	$ 4,513,503			$ 4,594,575	$ 4,593,223
Percent of long-term debt with fixed interest rate (as a percent)					98.00%
Interest rate (as a percent)					2.00%
Interest rate risk | Three-month LIBOR | Top of range
Financial risk management
Interest rate (as a percent)			1.91%
Interest rate risk | Three-month LIBOR | Bottom of range
Financial risk management
Interest rate (as a percent)		0.22%
Interest rate risk | Fixed interest rate
Financial risk management
Percent of long-term debt with fixed interest rate (as a percent)	99.00%			99.00%
Interest rate (as a percent)	1.00%			1.00%